Federal, State and Local Taxes - Reconciliation of Statutory Federal Income Tax Expense (Benefit) Reported in Net Income to Combined Actual Income Tax Expense (Benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%